Income Taxes (Details) - Schedule of composition of deferred tax assets and liabilities $ in Thousands	Aug. 31, 2022 USD ($)
Deferred tax assets
Tax losses carried forward and other	$ 13,765
Deferred tax assets total	13,765
Valuation allowance	(13,765)
Total deferred tax assets